Cover	Jun. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Period End Date	Jun. 14, 2023
Entity File Number	000-56148
Entity Registrant Name	TRAQIQ, INC.
Entity Central Index Key	0001514056
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1931 Austin Drive
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(425)
Local Phone Number	818-0560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false